Consolidated Statements of Common Shareholders Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss, Net of Taxes	Washington Gas Light Company		Washington Gas Light Company Common Stock	Washington Gas Light Company Paid-In Capital		Washington Gas Light Company Retained Earnings	Washington Gas Light Company Accumulated Other Comprehensive Loss, Net of Taxes
Beginning Balance, shares at Sep. 30, 2012		51,611,647						46,479,536
Common shareholders' equity, beginning balance at Sep. 30, 2012	$ 1,269,556	$ 567,598	$ 8,132	$ 706,027	$ (12,201)	$ 1,025,743		$ 46,479	$ 475,634		$ 515,831	$ (12,201)
NET INCOME	81,573			81,573		72,322					72,322
OTHER COMPREHENSIVE INCOME (LOSS)	1,153				1,153	1,153						1,153
Dividend reinvestment	6,254	$ 6,254				2,334	[1]
Dividend reinvestment, shares		145,920
Stock-based compensation	3,187	$ 609	2,578						2,334	[1]
Stock-based compensation, Shares		16,637
Dividends Abstract
Common Stock	(85,858)			(85,858)		(75,649)					(75,649)
Preferred Stock	(1,320)			(1,320)		(1,320)					(1,320)
Common shareholders' equity, ending balance at Sep. 30, 2013	1,274,545	$ 574,461	10,710	700,422	(11,048)	1,024,583		$ 46,479	477,968		511,184	(11,048)
Ending Balance, shares at Sep. 30, 2013		51,774,204						46,479,536
NET INCOME	107,260			107,260		98,324					98,324
OTHER COMPREHENSIVE INCOME (LOSS)	3,087				3,087	4,635						4,635
Dividend reinvestment	4,649	$ 4,649
Dividend reinvestment, shares		114,883
Repurchase of common stock	(56,136)	$ (56,136)
Repurchase of common stock, shares		(1,304,504)
Stock-based compensation	4,095	$ 2,958	1,137			2,652	[1]		2,652	[1]
Stock-based compensation, Shares		71,970
Dividends Abstract
Common Stock	(89,604)			(89,604)		(78,708)					(78,708)
Preferred Stock	(1,320)			(1,320)		(1,320)					(1,320)
Common shareholders' equity, ending balance at Sep. 30, 2014	1,246,576	$ 525,932	11,847	716,758	(7,961)	1,050,166		$ 46,479	480,620		529,480	(6,413)
Ending Balance, shares at Sep. 30, 2014		50,656,553						46,479,536
NET INCOME	132,579			132,579		108,678					108,678
OTHER COMPREHENSIVE INCOME (LOSS)	(6,275)				(6,275)	(299)						(299)
Repurchase of common stock	(41,485)	$ (41,485)
Repurchase of common stock, shares		(948,604)
Stock-based compensation	4,096	$ 1,009	3,087			3,057	[1]		3,057	[1]
Stock-based compensation, Shares		20,713
Dividends Abstract
Common Stock	(90,924)			(90,924)		(78,990)					(78,990)
Preferred Stock	(1,320)			(1,320)		(1,320)					(1,320)
Common shareholders' equity, ending balance at Sep. 30, 2015	$ 1,243,247	$ 485,456	$ 14,934	$ 757,093	$ (14,236)	$ 1,081,292		$ 46,479	$ 483,677		$ 557,848	$ (6,712)
Ending Balance, shares at Sep. 30, 2015		49,728,662						46,479,536

[1]	(a) Stock-based compensation is based on the stock awards of WGL that are allocated to Washington Gas Light Company for its pro-rata share.